General and administrative expenses	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
General and administrative expenses
4. General and administrative expenses

	For the three months ended June 30		For the six months ended June 30
	2022	2021	2022	2021
	€	€	€	€
Personnel expenses (Note 5)	(3,825,151)	(1,795,721)	(6,270,034)	(3,036,786)
Consulting fees	(254,899)	(161,559)	(432,811)	(390,872)
Professional fees	(911,170)	(324,793)	(1,795,170)	(1,132,706)
Accounting, tax and auditing fees	(290,159)	(648,626)	(594,657)	(1,086,756)
Facilities, communication & office expenses	(1,618,732)	(1,510,566)	(3,246,830)	(2,462,147)
Travel expenses	(260,446)	(2,563)	(404,200)	(3,357)
Other expenses	(499,576)	(220,898)	(781,436)	(323,791)

	(7,660,133)	(4,664,726)	(13,525,138)	(8,436,415)

In 2021 the Group entered into a number of lease arrangements, which were assessed to be short-term leases (with a lease term of 12 months equaling its non-cancellable
period).
Depreciation expense in the six months of 2022 was €68,195 (2021: €15,048), which related to property, plant and equipment and leases and is included in the ‘Other expenses’ line. For the second quarter of 2022 a total of €35,345 (2021: €11,987) depreciation charge was included in ‘Other expenses’.